Other capital reserve (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of changes in other capital reserves

	Share-based payments	Equity Instruments	Warrant	Total
March 31, 2019	712,389	341	23,258	735,988
Share-based payments expense during the year	11,536	-	-	11,536
Exercised during the year	(5,050)	-	-	(5,050)
Forfeited during the year	(6,401)	-	-	(6,401)
Expired during the year	(46,778)	-	-	(46,778)
March 31, 2020	665,696	341	23,258	689,295
Share-based payments expense during the year	79,721	-	-	79,721
Exercised during the year	(578,818)	-	-	(578,818)
Forfeited during the year	(2,622)	-	-	(2,622)
Expired during the year	(65,467)	-	-	(65,467)
March 31, 2021	98,510	341	23,258	122,109

Summary of Inputs for Model Used

The following tables list the inputs to the model used for the years then ended

	March 31, 2021	March 31, 2021
	PSU’s	RSU’s
Weighted average Fair value of ordinary share at the measurement date (USD)	0.77	0.77-1.15
Risk–free interest rate (%)	4.83%	3.63%-4.83%
Expected volatility (%)	54.92%	54.92%
Expected life	4 years	1 to 4 years
Dividend Yield	0.00%	0.00%
Model used	Monte Carlo Simulation	Black-Scholes Valuation

Share plan 2006 and india share plan 2006 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of changes in share options outstanding

The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, share options during the year:

	March 31,
	2020		2021
	No. of shares	Weighted average EP per share	No. of shares	Weighted average EP per share
Number of options outstanding at the beginning of the year	652,580	304.92	458,912	328.12
Granted during the year	-	-	-	-
Forfeited during the year	193,668	380.26	-	-
Expired during the year	-	-	238,926	317.79
Exercised during the year	-	-	-	-
Number of options outstanding at the end of the year	458,912	328.12	219,986	318.33

Vested/exercisable	458,912	328.12	219,986	318.33

Summary of changes in RSUs outstanding

March 31,
	2020	2021
	No. of shares	No. of shares
Number of RSU’s outstanding at the beginning of the year	-	-
Granted during the year	-	-
Forfeited during the year	-	-
Expired during the year	-	-
Vested during the year	-	-
Exercised during the year	-	-
Number of RSU’s outstanding at the end of the year	-	-

Vested/exercisable and not exercised	643,147	-

Stock option 2016 and incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of changes in share options outstanding

The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, share options during the year:

	March 31, 2020		March 31, 2021
	No. of shares	Weighted average EP per share	No. of shares	Weighted average EP per share
Number of options outstanding at the beginning of the year	312,629	601.01	235,247	640.98
Granted during the year	-	-	466,100	146.28
Forfeited during the year	77,382	698.21	6,420	731.40
Expired during the year			13,700	731.40
Number of options outstanding at the end of the year	235,247	640.98	681,227	293.23

Vested/exercisable	197,113	621.71	231,250	547.43

Summary of changes in RSUs outstanding

	March 31, 2020	March 31, 2021
	No. of shares	No. of shares
Number of RSU’s outstanding at the beginning of the year	280,886	271,780
Granted during the year	-	2,417,338
Forfeited during the year	-	-
Expired during the year	751	-
Vested/exercised during the year	8,355	1,466,847
Number of RSU’s outstanding at the end of the year	271,780	1,222,271
Vested/exercisable and not exercised	263,115	-

Summary of Inputs for Model Used

The following tables list the inputs to the model used for the years then ended

March 31, 2021
Weighted average Fair value of ordinary share at the measurement date (USD)	1.96
Risk–free interest rate (%)	0.44%
Expected volatility (%)	74.58%
Expected life of share options in year	5.06
Dividend Yield	0.00%
Model used	Black-Scholes Valuation